CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dialysis and related lab services patient service operating revenues	$ 6,462,810	$ 6,043,543	$ 5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues	(190,234)	(166,301)	(156,395)
Net patient service operating revenues	6,272,576	5,877,242	5,601,551
Other revenues	519,404	394,507	342,702
Total net operating revenues	6,791,980	6,271,749	5,944,253
Operating expenses and charges:
Patient care costs	4,680,772	4,467,107	4,242,147
General and administrative	691,243	579,000	531,531
Depreciation and amortization	266,628	233,730	228,396
Provision for uncollectible accounts	7,331	4,351	4,993
Equity investment income	(8,776)	(8,999)	(2,442)
Goodwill impairment charge	24,000
Total operating expenses and charges	5,661,198	5,275,189	5,004,625
Operating income	1,130,782	996,560	939,628
Debt expense	(241,090)	(181,607)	(185,755)
Debt refinancing and redemption charges		(74,382)
Other income	2,982	3,419	3,706
Income from continuing operations before income taxes	892,674	743,990	757,579
Income tax expense	315,744	260,052	278,213
Income from continuing operations	576,930	483,938	479,366
Discontinued operations:
Income from operations of discontinued operations, net of tax	1,221	281	393
Loss on disposal of discontinued operations, net of tax	(4,756)
Net income	573,395	484,219	479,759
Less: Net income attributable to noncontrolling interests	(95,394)	(78,536)	(57,075)
Net income attributable to DaVita Inc.	478,001	405,683	422,684
Earnings per share:
Basic income from continuing operations per share attributable to DaVita Inc.	$ 5.09	$ 3.99	$ 4.07
Basic net income per share attributable to DaVita Inc.	$ 5.05	$ 4.00	$ 4.08
Diluted income from continuing operations per share attributable to DaVita Inc.	$ 4.99	$ 3.93	$ 4.05
Diluted net income per share attributable to DaVita Inc.	$ 4.96	$ 3.94	$ 4.06
Weighted average shares for earnings per share:
Basic	94,658,027	101,504,373	103,603,885
Diluted	96,532,110	103,059,171	104,167,685
Amounts attributable to DaVita Inc.:
Income from continuing operations	481,755	405,402	422,291
Discontinued operations	(3,754)	281	393
Net income attributable to DaVita Inc.	$ 478,001	$ 405,683	$ 422,684